TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Schedule of Trade Receivables

	As of December 31,
	2024	2023

Trade receivables	4,545	6,430
Allowance for doubtful accounts (Note 19)	(4,545)	(6,430)

Trade receivables, net – Non-current	—	—

	As of December 31,
	2024	2023

Current accounts	1,586,615	2,092,361
Trade receivables with related parties (Note 26)	23,251	26,183
Allowance for doubtful accounts (Note 19)	(47,808)	(53,045)

Trade receivables, net - Current	1,562,058	2,065,499

	Trade receivables, net as of December 31, 2024
	Total	Fully performing	Past due

Guaranteed	604,467	570,821	33,646
Not guaranteed	1,009,944	944,236	65,708

Trade receivables	1,614,411	1,515,057	99,354

Allowance for doubtful accounts (Note 19)	(52,353)	—	(52,353)

Trade receivables, net	1,562,058	1,515,057	47,001

	Trade receivables, net as of December 31, 2023
	Total	Fully performing	Past due

Guaranteed	697,001	664,698	32,303
Not guaranteed	1,427,973	1,246,206	181,767

Trade receivables	2,124,974	1,910,904	214,070

Allowance for doubtful accounts (Note 19)	(59,475)	—	(59,475)

Trade receivables, net	2,065,499	1,910,904	154,595